UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended March 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     RH Capital Associates LLC

Address:  139 West Saddle River Road
          Saddle River, New Jersey  07458

13F File Number: 28-6196

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert Horwitz
Title:  Managing Member
Phone:  (201) 258-2400

Signature, Place and Date of Signing:


/s/ Robert Horwitz           Saddle River, New Jersey       May 13, 2003
-----------------------     --------------------------  ----------------------
     [Signature]                   [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  42

Form 13F Information Table Value Total: $131,060
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE

RH CAPITAL ASSOCIATES 31-Mar-03
FORM 13F
                            Title                                                            Voting Authority
                             of               Value     Shares/   Sh/  Invstmt  Other     ----------------------
Name of Issuer              class  CUSIP      (x$1000)  Prn Amt   Prn  Dscretn  Managers  Sole      Shared  None
-------------------------   -----  ---------  --------  --------  ---  -------  --------  ----      ------  ----
ALLOY                       COM    019855105       576    115000  SH   Sole                 115000
CABLEVISION                 COM    12686C109      1303     68635  SH   Sole                  68635
CELADON                     COM    150838100       319     40200  SH   Sole                  40200
CIRRUS LOGIC                COM    172755100      1638    815000  SH   Sole                 815000
CLEAR CHANNEL COMM          COM    184502102      1408     41500  SH   Sole                  41500
COLE                        COM    193290103       778     86400  SH   Sole                  86400
DST SYSTEMS                 COM    233326107       726     26700  SH   Sole                  26700
EQUITY INNS                 COM    294703103      1106    189000  SH   Sole                 189000
FIRST CASH FINL SVCS        COM    31942d107       313     31200  SH   Sole                  31200
GAMESTOP                    COM    36466r101      1100     91700  SH   Sole                  91700
GEMSTAR TV                  COM    36866W106      1101    300000  SH   Sole                 300000
GERBER SCIENTIFIC           COM    373730100      2293    348500  SH   Sole                 348500
HCA                         COM    404119109      4136    100000  SH   Sole                 100000
INAMED CORP.                COM    453235103      8896    248700  SH   Sole                 248700
INFO USA                    COM    456818301      4122    858800  SH   Sole                 858800
LIBERTY MEDIA               COM    530718105      8554    879148  SH   Sole                 879148
MARVEL ENTERPRISES          COM    57383m108      3503    253500  SH   Sole                 253500
META GROUP                  COM    591002100       746    196900  SH   Sole                 196900
MOORE                       COM    615785102      2742    261900  SH   Sole                 261900
NASDAQ 100 QQQ              COM    631100104      5050    200000  SH   Sole                 200000
NEWMONT MINING              COM    651639106      1308     50000  SH   Sole                  50000
NMT MED                     COM    629294109       194     60700  SH   Sole                  60700
OMNICARE                    COM    681904108      8149    299500  SH   Sole                 299500
ORTHOFIX                    COM    n6748l102       335     12300  SH   Sole                  12300
PARTY CITY                  COM    702145103      1836    229500  SH   Sole                 229500
PFIZER INC.                 COM    717081103      1558     50000  SH   Sole                  50000
PRG-SCHULTZ                 COM    743168106       750    104000  SH   Sole                 104000
QUEST DIAGNOSTICS           COM    74834l100      1492     25000  SH   Sole                  25000
RADWARE                     COM    m81873107       279     27500  SH   Sole                  27500
RALPH LAUREN                COM    731572103      5402    235900  SH   Sole                 235900
RPM INT'L                   COM    749685103      4083    388900  SH   Sole                 388900
SANGSTAT MED                COM    801003104      2989    304650  SH   Sole                 304650
SEEBEYOND TECH              COM    815704101      1448    716799  SH   Sole                 716799
SHIRE PHARM                 COM    82481r106      3689    199100  SH   Sole                 199100
SILGAN HOLDINGS             COM    827048109      5212    235085  SH   Sole                 235085
TRIAD HOSPITAL              COM    89579K109      2822    104900  SH   Sole                 104900
TYCO INT'L                  COM    902124106      1286    100000  SH   Sole                 100000
USA NETWORKS                COM    902984103      5760    215000  SH   Sole                 215000
DICE INC SUB NOTE CONV 7%   CNV    27032cab4      2613  10887000  PRN  Sole               10887000
7% due 01/25/2005
INTERNET CAP GRP            CNV    46059caa4      5531  12290000  PRN  Sole               12290000
5.50% due 12/21/2004
METAMOR WORLDWIDE 2.94%     CNV    59133paa8      2519   6070000  PRN  Sole                6070000
2.94% due 08/15/2004
PEREGRINE SYSTEMS 5.5%      CNV    71366qac5     21395  42790000  PRN  Sole               42790000
5.5% due 11/15/2007

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